Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	3,375,561
Proposed Maximum Offering Price per Unit	8.33
Maximum Aggregate Offering Price	$ 28,118,423.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,883.15
Offering Note	This registration statement covers, in addition to the number of common shares of Metalla Royalty & Streaming Ltd. (the "Company", the "Registrant", "we" , "us" or "our"), without par value (the "Common Shares"), stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of Common Shares that may be offered or issued as a result of one or more adjustments under the Share Compensation Plan (the "Plan") to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The value in the "Amount Registered" column represents Common Shares available for future issuance under the Plan. The "Proposed Maximum Offering Price Per Unit" is estimated in accordance with Rule 457(a) and (h) solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Plan are based on $8.33 per share, the average of the high and low prices for the Registrant's Common Shares as reported on the NYSE American on January 27, 2026. The Registrant does not have any fee offsets.